UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SeaStone Capital Management, L.P.
Address: 650 Madison Ave
         23rd Floor
         New York, New York  10022

13F File Number:  028-15478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Chaves
Title:     Chief Financial Officer
Phone:     212-310-1210

Signature, Place, and Date of Signing:

 /s/  Anthony Chaves     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $670,798 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    23628   462125 SH       SOLE                   462125        0        0
ANADARKO PETE CORP             COM              032511107    21507   245939 SH       SOLE                   245939        0        0
ASHLAND INC NEW                COM              044209104    21772   293026 SH       SOLE                   293026        0        0
B/E AEROSPACE INC              COM              073302101    15538   257770 SH       SOLE                   257770        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    24028   650813 SH       SOLE                   650813        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101    10979   489252 SH       SOLE                   489252        0        0
CYTEC INDS INC                 COM              232820100     3110    41977 SH       SOLE                    41977        0        0
DOLLAR GEN CORP NEW            COM              256677105    24509   484552 SH       SOLE                   484552        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    49222   854246 SH       SOLE                   854246        0        0
GENERAL MTRS CO                COM              37045V100    28773  1034262 SH       SOLE                  1034262        0        0
INTEROIL CORP                  COM              460951106    11368   149361 SH       SOLE                   149361        0        0
INTEROIL CORP                  COM              460951106    11683   153500 SH  PUT  SOLE                   153500        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    15422   210169 SH       SOLE                   210169        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     7649   111448 SH       SOLE                   111448        0        0
NEWS CORP                      CL A             65248E104    15465   506876 SH       SOLE                   506876        0        0
NIELSEN HOLDINGS N V           COM              N63218106    36326  1014125 SH       SOLE                  1014125        0        0
OPKO HEALTH INC                COM              68375N103     2001   262300 SH  PUT  SOLE                   262300        0        0
PENTAIR LTD                    SHS              H6169Q108    18872   357767 SH       SOLE                   357767        0        0
PRECISION CASTPARTS CORP       COM              740189105    42418   223702 SH       SOLE                   223702        0        0
QUALCOMM INC                   COM              747525103     8728   130387 SH       SOLE                   130387        0        0
RESEARCH IN MOTION LTD         COM              760975102     5246   363147 SH       SOLE                   363147        0        0
SELECT INCOME REIT             COM SH BEN INT   81618T100      955    36089 SH       SOLE                    36089        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    58265   371900 SH  PUT  SOLE                   371900        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    16954   564000 SH  PUT  SOLE                   564000        0        0
STURM RUGER & CO INC           COM              864159108     5768   113700 SH  PUT  SOLE                   113700        0        0
TEEKAY CORPORATION             COM              Y8564W103    11274   313526 SH       SOLE                   313526        0        0
THE ADT CORPORATION            COM              00101J106    30895   631284 SH       SOLE                   631284        0        0
TIME WARNER INC                COM NEW          887317303    26673   462914 SH       SOLE                   462914        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    28915   903600 SH  CALL SOLE                   903600        0        0
WELLPOINT INC                  COM              94973V107    32794   495147 SH       SOLE                   495147        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     1489    50425 SH       SOLE                    50425        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     6604   223700 SH  PUT  SOLE                   223700        0        0
WILLIAMS COS INC DEL           COM              969457100     6612   176500 SH  CALL SOLE                   176500        0        0
WILLIAMS COS INC DEL           COM              969457100    45356  1210775 SH       SOLE                  1210775        0        0